Revenue - Schedule of Disaggregation of Revenue (Parenthetical) (Detail) - Revenue Benchmark [Member]	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Malta
Disaggregation of Revenue [Line Items]
Concentration risk percentage	12.00%	12.00%	16.00%	12.00%
Gibraltar
Disaggregation of Revenue [Line Items]
Concentration risk percentage	16.00%	16.00%	15.00%	16.00%
United Kingdom
Disaggregation of Revenue [Line Items]
Concentration risk percentage	11.00%	11.00%	13.00%